General and Administrative Expenses (Schedule of Composition of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of general and administrative expenses [Abstract]
Salaries and related expenses	₪ 82	₪ 73		₪ 81
Depreciation and amortization	160	142		108
Rent and maintenance	19	14	[1]	58	[1]
Data processing and professional services	28	33		34
Welfare expenses, car allowance and transportation workers	31	27	[1]	38	[1]
Other	10	11	[1]	4	[1]
General and administrative expenses	₪ 330	₪ 300	[1]	₪ 323	[1]

[1]	Reclassified